SCHEDULE OF VIES' ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets	$ 2,754,381	$ 3,470,662
Plant and equipment, net	11,074	108,467
Total assets	2,765,455	3,582,966
Total liabilities	(122,352)	(2,951,821)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets		48,287,298
Plant and equipment, net		373
Other non-current assets		3,836
Total assets		48,291,507
Total liabilities		(48,851,480)
Net assets (liabilities)		$ (559,973)